INCOME TAXES - Disclosure of detailed information about non-capital loss carryforwards available to offset future taxable income (Details) $ in Thousands	Aug. 31, 2022 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	$ 260,647
August 31, 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	1,070
August 31, 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	11,825
August 31, 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	14,735
August 31, 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	18,254
August 31, 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	85,340
August 31, 2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	79,142
August 31, 2042
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	$ 50,281